Short-term loans - bank (Details Narrative) - USD ($)	1 Months Ended				12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 30, 2019	May 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate					18.00%
Interest expense					$ 141,880	$ 162,566	$ 89,725
Beijing SMEs Credit Re-guarantee [Member]
Guarantee fees					$ 67,000	$ 72,000
Infobird Beijing [Member]
Line of credit		$ 3,100,000		$ 2,900,000
Loan	$ 3,100,000		$ 2,900,000	$ 2,900,000
Interest Rate	4.80%		5.20%	5.70%
Infobird Beijing [Member] | Minimum [Member]
Annual interest rate		4.80%
Infobird Beijing [Member] | Maximum [Member]
Annual interest rate		5.00%